UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,308,511)	$ 1,417,419
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	141,917	150,986
Amortization of intangible assets	4,920	5,450
Amortization of right-of-use assets		27,645
Provision for credit loss, net	588,484	795,757
Gain on disposal of subsidiaries	(34,486)	(136,044)
(Gain) Loss on disposal of equipment	(27,966)	61,500
Deferred tax benefit	(91,447)	(121,226)
Share-based compensation	2,145,000	454,250
Change in operating assets and liabilities
Accounts receivable	(6,539,925)	(13,555,902)
Other receivables	25,194	127,891
Contract assets	502,440	4,520,104
Prepayments and other current assets	(147,157)	12,754
Accounts payable	3,680,753	3,584,876
Other payables and accrued liabilities	(166,862)	37,341
Lease liabilities		(26,958)
Taxes payable	437,834	1,699,820
Net cash provided by (used in) operating activities	(789,812)	(944,337)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(348)	(3,504)
Repayments from related parties		(6,899)
Net cash release from disposal of subsidiaries	(5)	(42,805)
Proceed from IPO placed in escrow		(600,000)
Loan to related parties	(11,832)
Net cash used in investing activities	(12,185)	(653,208)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceed received from IPO		4,284,498
Proceeds from short-term loans - banks	696,001
Repayments of short-term loans - banks	(1,292,450)	(760,541)
Proceeds from long-term loan - bank	208,800
Repayments of long-term loan - bank	(46,731)	(17,474)
Proceeds from short-term loans - third parties	957,364	476,202
Repayments of other payables - related parties, net		(29,751)
Proceeds (Repayments of) from short-term loans - related parties, net	330,643	(2,648,846)
Net cash provided by financing activities	853,627	1,304,088
EFFECT OF EXCHANGE RATE CHANGES	3,880	121,679
NET CHANGE IN CASH AND RESTRICTED CASH	55,510	(171,778)
CASH, BEGINNING OF THE PERIOD	120,367	268,102
CASH, END OF THE PERIOD	175,877	96,324
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		473
Cash paid for interest	42,423	47,205
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Derecognition of operating right of use assets and lease liabilities upon termination of the leases		23,064
Payment of Initial public offering (“IPO”) costs from IPO proceed		$ 364,576